Exhibit 99.11

Data Compare Summary (Total)

Run Date - 8/28/2026 7:47:26 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	362	0.00%	362
Amortization Type	0	362	0.00%	362
Appraisal Effective Date	2	362	0.55%	362
Appraised Value	13	362	3.59%	362
Balloon Flag	0	362	0.00%	362
Borrower Qualifying FICO	5	362	1.38%	362
City	0	362	0.00%	362
Coborrower Qualifying FICO	3	233	1.29%	362
Contract Sales Price	5	362	1.38%	362
Initial Rate Lock Date	34	362	9.39%	362
Interest Only	0	362	0.00%	362
Investor: Qualifying Total Debt Ratio	13	362	3.59%	362
Lien Position	0	362	0.00%	362
Note Date	2	362	0.55%	362
Occupancy	0	362	0.00%	362
Original CLTV	1	362	0.28%	362
Original Interest Rate	0	362	0.00%	362
Original Loan Amount	0	362	0.00%	362
Original LTV	0	362	0.00%	362
Origination Channel	0	362	0.00%	362
Property Type	16	362	4.42%	362
Purpose	0	362	0.00%	362
Representative FICO	4	362	1.10%	362
State	0	362	0.00%	362
Zip	0	362	0.00%	362
Total	98	8,921	1.10%	362